Note 2 - Summary of Significant Accounting Policies: G) Development Stage Company (Policies)	12 Months Ended
Dec. 31, 2012
Policies
G) Development Stage Company

g) Development Stage Company

Based on the Company's business plan, it is a development stage Company since planned principle operations have not yet commenced. Accordingly, the Company presents its financial statements in conformity with the accounting principles generally accepted in the United States of America that apply to developing enterprises. As a development stage enterprise, the Company discloses its retained earnings (or deficit accumulated) during the development stage and the cumulative statements of operations and cash flows from commencement of development stage to the current balance sheet date. The development stage began on March 31, 2011, when the Company was organized.